Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of July 2016

Collection Period Start	1-Jul-16	Distribution Date	15-Aug-16
Collection Period End	31-Jul-16	30/360 Days	30
Beg. of Interest Period	15-Jul-16	Actual/360 Days	31
End of Interest Period	15-Aug-16

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,011,912,858.76	258,122,233.94	222,228,554.03	0.2196123
Total Securities		1,011,912,858.76	258,122,233.94	222,228,554.03	0.2196123
Class A-1 Notes	0.180000%	128,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.480000%	182,500,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	182,500,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.800000%	242,000,000.00	0.00	0.00	0.0000000
Class A-4 Notes	1.040000%	115,000,000.00	96,209,375.18	60,315,695.27	0.5244843
Certificates	0.000000%	161,912,858.76	161,912,858.76	161,912,858.76	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	0.00	0.0000000	0.0000000
Class A-4 Notes	35,893,679.91	83,381.46	312.1189557	0.7250562
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	35,893,679.91	83,381.46

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				3,654,686.51
Monthly Interest				1,191,327.14
Total Monthly Payments				4,846,013.65

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				262,930.07
Aggregate Sales Proceeds Advance				16,226,409.96
Total Advances				16,489,340.03

Vehicle Disposition Proceeds:
Reallocation Payments				27,380,262.00
Repurchase Payments				1,517,670.51
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				7,721,916.28
Excess Wear and Tear and Excess Mileage				255,555.78
Remaining Payoffs				0.00
Net Insurance Proceeds				288,327.45
Residual Value Surplus				566,784.84
Total Collections				59,065,870.54

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	18,023,562.80			1,170
Involuntary Repossession	83,899.00			8
Voluntary Repossession	26,074.00			2
Full Termination	9,214,451.20			624
Bankruptcy	32,275.00			2
Insurance Payoff		285,225.65		15
Customer Payoff			300,436.42	15
Grounding Dealer Payoff			4,910,016.27	254
Dealer Purchase			1,829,911.40	90
Total	27,380,262.00	285,225.65	7,040,364.09	2,180

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of July 2016

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	14,423	295,397,319.77	7.00000%	258,122,233.94
Total Depreciation Received		(4,252,009.14)		(3,594,265.14)
Principal Amount of Gross Losses	(28)	(572,517.93)		(507,626.31)
Repurchase / Reallocation	(80)	(1,656,972.62)		(1,517,670.51)
Early Terminations	(790)	(15,520,622.50)		(13,383,311.02)
Scheduled Terminations	(968)	(18,853,853.71)		(16,890,806.93)
Pool Balance - End of Period	12,557	254,541,343.87		222,228,554.03

Remaining Pool Balance
Lease Payment				21,443,151.62
Residual Value				200,785,402.41
Total				222,228,554.03

III. DISTRIBUTIONS

Total Collections					59,065,870.54
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					59,065,870.54

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					275,536.82
3. Reimbursement of Sales Proceeds Advance					22,117,413.57
4. Servicing Fee:
Servicing Fee Due					215,101.86
Servicing Fee Paid					215,101.86
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					22,608,052.25

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					0.00

Class A-3 Notes Monthly Interest Paid					0.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of July 2016

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	83,381.46

Class A-4 Notes Monthly Interest Paid	83,381.46
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	83,381.46
Total Note and Certificate Monthly Interest Paid	83,381.46
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	36,374,436.83

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	35,893,679.91

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	35,893,679.91
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	480,756.92

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of July 2016

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			5,059,564.29
Required Reserve Account Amount			15,178,692.88
Beginning Reserve Account Balance			15,178,692.88
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			15,178,692.88
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			480,756.92
Gross Reserve Account Balance			15,659,449.80
Remaining Available Collections Released to Seller			480,756.92
Total Ending Reserve Account Balance			15,178,692.88

V. POOL STATISTICS

Weighted Average Remaining Maturity			5.42
Monthly Prepayment Speed			93%
Lifetime Prepayment Speed			89%

		$	units
Recoveries of Defaulted and Casualty Receivables		494,101.38
Securitization Value of Gross Losses and Casualty Receivables		507,626.31	28
Aggregate Defaulted and Casualty Gain (Loss)		(13,524.93)
Pool Balance at Beginning of Collection Period		258,122,233.94
Net Loss Ratio
Current Collection Period		-0.0052%
Preceding Collection Period		0.0022%
Second Preceding Collection Period		0.0032%
Third Preceding Collection Period		-0.0121%

Cumulative Net Losses for all Periods		0.2896%	2,930,192.26

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	1.10%	2,846,836.89	156
61-90 Days Delinquent	0.26%	661,184.78	39
91-120 Days Delinquent	0.10%	268,479.70	16
More than 120 Days	0.01%	15,225.36	1
Total Delinquent Receivables:	1.47%	3,791,726.73	212

61+ Days Delinquencies as Percentage of Receivables (Beginning of Period)		Amount	Number
Current Collection Period		0.37%	0.39%
Preceding Collection Period		0.35%	0.37%
Second Preceding Collection Period		0.26%	0.27%
Third Preceding Collection Period		0.27%	0.29%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		27,238,014.00	1793
Securitization Value		30,283,043.95	1793
Aggregate Residual Gain (Loss)		(3,045,029.95)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		294,164,658.82	18,794
Cumulative Securitization Value		322,618,948.18	18,794
Cumulative Residual Gain (Loss)		(28,454,289.36)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			42,910,650.48
Reimbursement of Outstanding Advance			22,117,413.57
Additional Advances for current period			16,226,409.96
Ending Balance of Residual Advance			37,019,646.87

Beginning Balance of Payment Advance			647,223.94
Reimbursement of Outstanding Payment Advance			275,536.82
Additional Payment Advances for current period			262,930.07
Ending Balance of Payment Advance			634,617.19

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of July 2016

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No